                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment           [ ] Amendment Number : ___
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Columbus Hill Capital Management, L.P.
Address: 830 Morris Turnpike
         Short Hills, NJ 07078

Form 13F File Number: 028-12244

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Newmark
Title: Chief Financial Officer
Phone: 973-921-3424

Signature, Place, and Date of Signing:


s/ David Newmark                          Short Hills, NJ      August 14, 2009
-------------------------------------   ------------------   -------------------
           (Signature)                     (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              3
Form 13F Information Table Entry Total:        10
Form 13F Information Table Value Total:    73,931 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
 1    028-12245              CHC Partners, L.L.C.
 2    028-12247              Kevin D. Eng
 3    028-12246              Howard T. Kaminsky

                           FORM 13F INFORMATION TABLE

         COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4         COLUMN 5             COLUMN 6    COLUMN 7       COLUMN 8
--------------------------- -------- --------- -------- ------------------------- -------------- -------- ---------------------
                                                                                                             VOTING AUTHORITY
                            TITLE OF             VALUE   SHRS OR                    INVESTMENT     OTHER  ---------------------
      NAME OF ISSUER          CLASS    CUSIP    (X1000)  PRN AMT  SH/PRN PUT/CALL   DISCRETION   MANAGERS   SOLE    SHARED NONE
--------------------------- -------- --------- -------- --------- ------ -------- -------------- -------- --------- ------ ----
BANK OF AMERICA CORPORATION   COM    060505104  16,500  1,250,000   SH            Shared-Defined  1, 2, 3 1,250,000    0     0
CHENIERE ENERGY INC         COM NEW  16411R208   3,283  1,116,728   SH            Shared-Defined  1, 2, 3 1,116,728    0     0
CHENIERE ENERGY PARTNERS LP COM UNIT 16411Q101   7,370  1,000,000   SH            Shared-Defined  1, 2, 3 1,000,000    0     0
DANA HOLDING CORP             COM    235825205   1,861  1,453,667   SH            Shared-Defined  1, 2, 3 1,453,667    0     0
DEVELOPERS DIVERSIFIED RLTY   COM    251591103   4,880  1,000,000   SH            Shared-Defined  1, 2, 3 1,000,000    0     0
HUNTSMAN CORP                 COM    447011107   5,785  1,150,000   SH            Shared-Defined  1, 2, 3 1,150,000    0     0
SLM CORP                      COM    78442P106   9,709    945,400   SH            Shared-Defined  1, 2, 3   945,400    0     0
SUNTRUST BKS INC              COM    867914103   4,113    250,000   SH            Shared-Defined  1, 2, 3   250,000    0     0
TEMPLE INLAND INC             COM    879868107   6,560    500,000   SH            Shared-Defined  1, 2, 3   500,000    0     0
UNITED STATES NATL GAS FUND   UNIT   912318102  13,870  1,000,000   SH            Shared-Defined  1, 2, 3 1,000,000    0     0